Auditor's remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Auditor's remuneration.
Payable to the auditors of RELX PLC	£ 0.9	£ 0.9	£ 0.9
Payable to the auditors of the Group's subsidiaries	7.8	7.5	8.0
Audit services	8.7	8.4	8.9
Audit-related assurance services	0.3	0.4	0.5
Other assurance services	0.7	0.5	0.2
Total auditor's remuneration	£ 9.7	£ 9.3	£ 9.6